CONSOLIDATED BALANCE SHEETS (Parenthetical 2) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01